Stock Option Plan and Warrants - Schedule of Stock Options Outstanding and Exercisable (Details)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Payment Arrangement [Abstract]
Range of Exercise Prices Minimum	$ 0.04
Range of Exercise Prices Maximum	$ 1.75
Options Outstanding, Number Outstanding | shares	7,616,200
Options Outstanding, Weighted-Average Remaining Contractual Life	5 years 8 months 12 days
Options Outstanding, Weighted-Average Exercise Price	$ 0.73
Options Exercisable, Number Exercisable | shares	7,616,200
Options Exercisable, Weighted-Average Exercise Price	$ 0.73